Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets are summarized in the table below:

	December 31, 2016			December 31, 2015
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, net	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, net
Portal	$4,151	$1,770	$2,381	$4,151	$732	$3,419
Customer relationships	2,097	447	1,650	2,097	185	1,912
Total	$6,248	$2,217	$4,031	$6,248	$917	$5,331

Schedule of Estimated Aggregate Amortization Expense	Estimated aggregate amortization expense for each of the next five years is as follows:

(in thousands)
Year ending December 31,
2017	$1,300
2018	1,300
2019	565
2020	262
2021	262